Cash, bank balances and other short-term investments - Disclosure of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Mutual funds	$ 126,204	$ 30,886
Money market funds	106,915	167,553
Cash in banks	78,098	2,875
Government bonds	3,796	1,633
Total	315,013	202,947
Cash, bank balances and other short-term investments	315,013	202,947
Government bonds	(3,796)	(1,633)
Cash and cash equivalents	$ 311,217	$ 201,314	$ 234,230	$ 66,047